RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Right Of Use Asset And Lease Liability [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. Changes in right of use assets and lease liabilities as of December 31, 2022 and 2021 are as follows:

	2022	2021
Lease liabilities:
As of the beginning of the year	613,061	1,560,702
Additions	693,629	111,492
Financial restatements	92,903	101,366
Foreign Exchange gain /(losses)	298,857	183,759
Gain on net monetary position	(349,670)	(409,989)
Decrease	—	(589,997)
Payments	(283,220)	(344,272)
As of the end of the year	1,065,560	613,061
Right of use assets:
As of the beginning of the year	603,627	1,315,502
Additions	693,629	111,492
Decrease	—	(546,665)
Depreciation	(246,717)	(276,702)
As of the end of the year	1,050,539	603,627
The average borrowing incremental rates used for determining the current value of the Group’s leases in local and foreign currency are 69.0% and 12.0%, respectively.